Earnings Per Share Data	9 Months Ended
Sep. 30, 2011
Earnings Per Share Data [Abstract]
Earnings Per Share Data

14. Earnings Per Share Data

The weighted average number of common shares outstanding for all periods presented includes 70.0 million shares of common stock owned by Sunoco on the Separation Date as a result of its contribution of the assets of its cokemaking and coal mining operations to SunCoke Energy and related capitalization. For the nine-month period ended September 30, 2011, diluted earnings per share is calculated to give effect to share-based compensation awards granted in connection with the IPO, using the treasury stock method. There is no difference between basic and diluted earnings per share for the 2011 or 2010 periods presented, since there were no dilutive securities outstanding during these periods.

The following table sets forth the reconciliation of the weighted-average number of common shares used to compute basic earnings per share ("EPS") to those used to compute diluted EPS:

	Nine Months Ended September 30
	2011	2010
	(Shares in thousands)
Weighted-average number of common shares outstanding-basic	70,000	70,000
Add effect of dilutive share-based compensation awards	—	—

Weighted-average number of shares-diluted	70,000	70,000